Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit for the year	$ 504,225	$ 2,442	$ 444,838
Items that are or will be subsequently reclassified to profit or loss
Foreign currency translation differences in respect of foreign operations	36,354	22,523	8,672
Reclassification of foreign currency and capital reserve differences on loss of significant influence	(23,425)		(15,073)
Group's share in other comprehensive income of associated companies	1,873	(3,201)	(177)
Effective portion of change in the fair value of cash-flow hedges	(45,322)	(8,309)	491
Change in fair value of derivative financial instruments used for hedging cash flows recorded to the cost of the hedged item	3,067	1,351
Change in fair value of derivatives used to hedge cash flows transferred to the statement of profit & loss	6,300	2,743
Income taxes in respect of components of other comprehensive income	1,346	252	(104)
Total other comprehensive income for the year	(19,807)	15,359	(6,191)
Total comprehensive income for the year	484,418	17,801	438,647
Attributable to:
Kenon's shareholders	486,165	(2,353)	432,576
Non-controlling interests	(1,747)	20,154	6,071
Total comprehensive income for the year	$ 484,418	$ 17,801	$ 438,647